Stock Options (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of the performance based stock options have been earned
Number of Stock Options
Outstanding at June 30, 2013	100,000
Granted	250,000
Exercised	-
Expired	-
Outstanding at December 31, 2013	350,000
Exercisable at December 31, 2013	62,996

Number of Shares
Outstanding at June 30, 2012	-
Exercisable at June 30, 2012	-
Granted	7,000
Excercised	-
Expired	-
Outstanding at June 30, 2013	7,000
Exercisable at June 30, 2013	7,000

Schedule of options outstanding

		Weighted	Total
		Average	Weighted		Weighted
		Remaining	Average		Average
	Total Options	Life	Exercise	Options	Exercise
Exercise Price	Outstanding	(Years)	Price	Exercisable	Price
$1.30 to $2.50	350,000	5.412	$1.70	62,996	$1.70

Exercise Price	Total Options Outstanding	Weighted Average Remaining Life (Years)	Total Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$2.50	7,000	3	$2.50	7,000	$2.50